DISPOSAL OF ASSETS (Details) € in Millions, $ in Millions, ₨ in Billions	Jun. 04, 2025 USD ($) MW	Apr. 23, 2025 INR (₨)	Apr. 23, 2025 USD ($) MW	Mar. 25, 2025 USD ($) GW	Mar. 25, 2025 EUR (€)	Feb. 28, 2025 INR (₨)	Feb. 28, 2025 USD ($) MW	Jun. 30, 2025 MW	Jan. 15, 2025 MW
540 MW Distribution Generation Asset
Disclosure of detailed information about investment property [line items]
Distributed energy and storage capacity (in MW) | MW									540
1020 MW China Distribution Generation Portfolio
Disclosure of detailed information about investment property [line items]
Distributed energy and storage capacity (in MW) | MW									1,020
999 MW India Wind And Solar Assets Portfolio
Disclosure of detailed information about investment property [line items]
Wind and solar power capacity (in MW) | MW			1,004				1,004
Proceeds from sale		₨ 4.6	$ 52			₨ 4.6	$ 52
Assets derecognized			566				566
Liabilities derecognized			378				378
Transaction costs and taxes			2				2
Accumulated revaluation surplus post-tax			117				117
999 MW India Wind And Solar Assets Portfolio | Other Comprehensive Income (Loss)
Disclosure of detailed information about investment property [line items]
Income (loss) from development services			6				6
999 MW India Wind And Solar Assets Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale		₨ 16.5	188			₨ 16.5	188
Transaction costs and taxes			8				8
999 MW India Wind And Solar Assets Portfolio | Brookfield Renewable and Institutional Partners | Other Comprehensive Income (Loss)
Disclosure of detailed information about investment property [line items]
Income (loss) from development services			$ 20				$ 20
2.2 GW Pumped Storage Facility
Disclosure of detailed information about investment property [line items]
Proceeds from sale				$ 105	€ 80
Assets derecognized				604
Liabilities derecognized				317
Income (loss) from development services				22
Transaction costs and taxes				3
Accumulated revaluation surplus post-tax				$ 187
Portion of ownership interest sold				25.00%	25.00%
Pumped storage power capacity (in GW) | GW				2.2
2.2 GW Pumped Storage Facility | Other Comprehensive Income (Loss)
Disclosure of detailed information about investment property [line items]
Income (loss) from development services				$ 5
2.2 GW Pumped Storage Facility | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale				361	€ 280
Income (loss) from development services				73
Transaction costs and taxes				11
2.2 GW Pumped Storage Facility | Brookfield Renewable and Institutional Partners | Other Comprehensive Income (Loss)
Disclosure of detailed information about investment property [line items]
Income (loss) from development services				$ 16
845 MW United States Wind Assets Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds from sale	$ 52
Assets derecognized	2,000
Liabilities derecognized	1,200
Income (loss) from development services	(1)
Accumulated revaluation surplus post-tax	$ 95
Portion of ownership interest sold	25.00%
Wind power capacity (in MW) | MW	845							845
845 MW United States Wind Assets Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale	$ 206
Income (loss) from development services	$ (8)